Equity (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Number of shares, common	703,773,868	683,509,868
Percentage of shares, common	100.00%	100.00%
Number of shares, preferenciais	1	1
Percentage of shares, preferenciais	100.00%	100.00%
Number of shares, capital	703,773,869	683,509,869,000
Percentage of shares, capital	100.00%	100.00%
Sao Paulo State [Member]
IfrsStatementLineItems [Line Items]
Number of shares, common	126,684,334	123,036,669
Percentage of shares, common	18.00%	18.00%
Number of shares, preferenciais	1	1
Percentage of shares, preferenciais	100.00%	100.00%
Number of shares, capital	126,684,335,000	123,036,670,000
Percentage of shares, capital	18.00%	18.00%
Equatorial S. A [Member]
IfrsStatementLineItems [Line Items]
Number of shares, common	105,566,079	102,526,480
Percentage of shares, common	15.00%	15.00%
Number of shares, preferenciais
Percentage of shares, preferenciais
Number of shares, capital	105,566,079,000	102,526,480,000
Percentage of shares, capital	15.00%	15.00%
Free Float [Member]
IfrsStatementLineItems [Line Items]
Number of shares, common	471,523,455	457,946,719
Percentage of shares, common	67.00%	67.00%
Number of shares, preferenciais
Percentage of shares, preferenciais
Number of shares, capital	471,523,455,000	457,946,719,000
Percentage of shares, capital	67.00%	67.00%